Plan's Tax Status	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Tax Status [Line Items]
Plan's Tax Status	Plan’s Tax Status
The Plan operates under a non-standardized pre-approved profit sharing plan with a cash or deferred arrangement (CODA) method of funding established by Principal Life Insurance Company, a member of Principal Financial Group. The pre-approved plan sponsor obtained a favorable opinion letter dated June 30, 2020. According to the pre-approved plan, the Plan’s assets are intended to be qualified pursuant to Section 401(a) of the IRC, and the Plan’s income is exempt from income taxes. Various changes related to the operation of the Plan have been made to the Plan document. Because the Plan is a pre-approved plan, the Plan has not requested an individual IRS determination letter and does not expect to in the future unless the IRS permits ongoing plans to request individual determination letters or if their approach to pre-approved plans changes materially. The plan is entitled to rely on the IRS opinion letter on the form of the pre-approved plan document. The Company believes the Plan qualifies and operates as designed. Therefore, no provision for income taxes has been included in the Plan’s financial statements.